Related Party Transactions - Schedule of Balances Due to Related Parties (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balances due to related parties	$ 222,933	$ 148,877
Hunter Dickinson Services Inc. [Member]
Statement Line Items [Line Items]
Balances due to related parties	214,179	148,877
United Mineral Services Ltd [Member]
Statement Line Items [Line Items]
Balances due to related parties	$ 8,754